Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2045 Portfolio℠
March 31, 2026
VIPIFF2045-NPRT1-0526
1.9909105.102
Bond Funds - 7.1%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	4,233	38,730
Fidelity Long-Term Treasury Bond Index Fund (a)	57,202	526,257
VIP Investment Grade Bond II Portfolio - Investor Class (a)	6,351	60,140
TOTAL BOND FUNDS (Cost $641,247)		625,127

Domestic Equity Funds - 51.7%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	362	42,640
VIP Contrafund Portfolio - Investor Class (a)	14,450	800,213
VIP Equity Income Portfolio - Investor Class (a)	21,334	636,397
VIP Growth & Income Portfolio - Investor Class (a)	27,099	880,994
VIP Growth Portfolio - Investor Class (a)	14,608	1,333,456
VIP Mid Cap Portfolio - Investor Class (a)	5,286	203,924
VIP Value Portfolio - Investor Class (a)	22,693	448,859
VIP Value Strategies Portfolio - Investor Class (a)	13,339	223,167
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,398,775)		4,569,650

International Equity Funds - 41.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	69,833	1,126,407
VIP Overseas Portfolio - Investor Class (a)	96,066	2,520,775
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,380,595)		3,647,182

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,420,617)	8,841,959
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	8,841,959

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	41,417	6,855	12,476	-	1,061	5,783	42,640	362
Fidelity Inflation-Protected Bond Index Fund	840	-	844	-	(5)	9	-	-
Fidelity International Bond Index Fund	19,358	20,487	863	-	(15)	(237)	38,730	4,233
Fidelity Long-Term Treasury Bond Index Fund	522,721	103,248	94,198	5,412	(945)	(4,569)	526,257	57,202
VIP Contrafund Portfolio - Investor Class	752,798	127,660	24,739	9,005	(378)	(55,128)	800,213	14,450
VIP Emerging Markets Portfolio - Investor Class	997,826	166,179	60,406	18,670	1,209	21,599	1,126,407	69,833
VIP Equity Income Portfolio - Investor Class	610,494	82,073	71,567	5,825	1,099	14,298	636,397	21,334
VIP Government Money Market Portfolio - Investor Class	114,588	10,158	124,746	424	-	-	-	-
VIP Growth & Income Portfolio - Investor Class	837,920	127,881	67,100	11,135	(1,191)	(16,516)	880,994	27,099
VIP Growth Portfolio - Investor Class	1,248,853	192,623	30,222	-	(1,678)	(76,120)	1,333,456	14,608
VIP Investment Grade Bond II Portfolio - Investor Class	76,370	17,675	34,299	27	(928)	1,322	60,140	6,351
VIP Mid Cap Portfolio - Investor Class	191,589	24,407	20,447	1,576	662	7,713	203,924	5,286
VIP Overseas Portfolio - Investor Class	2,319,391	414,882	99,748	38,481	(3,865)	(109,885)	2,520,775	96,066
VIP Value Portfolio - Investor Class	426,281	52,220	42,353	5,173	714	11,997	448,859	22,693
VIP Value Strategies Portfolio - Investor Class	211,331	22,405	24,635	-	1,413	12,653	223,167	13,339
	8,371,777	1,368,753	708,643	95,728	(2,847)	(187,081)	8,841,959

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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